Significant Accounting Policies - Extended Warranty Liability (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Movement in deferred income
Amortization of deferred revenue	$ (10,200)
Current portion		$ 11,165	$ 11,552	$ 11,493
Noncurrent portion		3,445	3,746	$ 3,758
Extended Warranty
Movement in deferred income
Beginning Balance	$ 566	566	531
Revenue deferred for new extended warranty contracts		220	267
Amortization of deferred revenue		(240)	(260)
Other		(13)	28
Ending Balance		533	566
Current portion		271	277
Noncurrent portion		$ 262	$ 289